Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 66,660,000	$ 260,200,000	$ 10,850,000	$ 17,450,000	$ 620,000	$ 355,780,000